Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member] Class Z Ordinary Shares [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance, value at Dec. 31, 2022	$ 30	$ 27	$ 143,658	$ (102,678)	$ (2,984)	$ 6,902	$ 44,955
Balance, shares at Dec. 31, 2022	29,999,990	26,879,102
Shares repurchased and retired	$ (30)						(30)
Shares repurchased and retired, shares	(29,999,990)
Shares issued upon exercise of warrants			1				1
Shares issued upon exercise of warrants, shares		100
Share-based compensation			34				34
Net (loss) income				(8,622)		46	(8,576)
Foreign exchange (loss) gain					(2,288)	267	(2,021)
Balance, value at Jun. 30, 2023		$ 27	143,693	(111,300)	(5,272)	7,215	34,363
Balance, shares at Jun. 30, 2023		26,879,202
Balance, value at Dec. 31, 2023		$ 27	143,127	(115,354)	(5,005)	6,411	29,206
Balance, shares at Dec. 31, 2023		26,879,202
Share-based compensation			136				136
Net (loss) income				(12,756)		709	(12,047)
Foreign exchange (loss) gain					(794)	(191)	(985)
Balance, value at Jun. 30, 2024		$ 27	$ 143,263	$ (128,110)	$ (5,799)	$ 6,929	$ 16,310
Balance, shares at Jun. 30, 2024		26,879,202